Guarantor statements (Audited) - Income Statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017
Disclosure of income statement [Line Items]
Turnover		€ 51,980		€ 50,982		€ 53,715	[1]
Operating profit		8,708		12,639		8,957	[1]
Pensions and similar obligations		(30)
Other income/(losses)		176		207		173	[1]
Premium paid on buyback of preference shares						(382)
Net monetary gain arising from hyperinflationary economies		32		122			[1]
Profit before taxation		8,289		12,360		8,126	[1]
Taxation		(2,263)		(2,572)		(1,670)	[1]
Net profit		6,026		9,788		6,456	[1]
Attributable to:
Non-controlling interests		401		419		433	[1]
Shareholders' equity		5,625		9,369		6,023	[1]
Other comprehensive income		543		(1,171)
Total comprehensive income		6,569		8,617		6,728	[1]
Unilever Capital Corporation Subsidiary Issuer [member]
Disclosure of income statement [Line Items]
Net finance income/(costs)		2				1	[1]
Profit before taxation		2				1	[1]
Net profit before subsidiaries		2				1	[1]
Net profit		2				1	[1]
Attributable to:
Shareholders' equity		2				1	[1]
Total comprehensive income		2				1	[1]
Unilever Parent Entities [member]
Disclosure of income statement [Line Items]
Operating profit	[2]	1,148		1,987		999	[1]
Net finance income/(costs)	[2]	(89)		(105)		(110)	[1]
Pensions and similar obligations	[2]	(2)		(2)		(2)	[1]
Premium paid on buyback of preference shares				(382)	[2]
Profit before taxation	[2]	1,057		1,498		887	[1]
Taxation	[2]	(169)		(199)		(165)	[1]
Net profit before subsidiaries	[2]	888		1,299		722	[1]
Equity earnings of subsidiaries	[2]	4,737		8,070		5,301	[1]
Net profit	[2]	5,625		9,369		6,023	[1]
Attributable to:
Shareholders' equity	[2]	5,625		9,369		6,023	[1]
Other comprehensive income	[2]	(5)		(24)		(75)	[1]
Total comprehensive income	[2]	5,620		9,345		5,948	[1]
Unilever United States Inc Subsidiary Guarantor [member]
Disclosure of income statement [Line Items]
Operating profit		1		(4)		(4)	[1]
Net finance income/(costs)		(492)		(426)		(379)	[1]
Pensions and similar obligations		(22)		(19)		(24)	[1]
Profit before taxation		(513)		(449)		(407)	[1]
Net profit before subsidiaries		(513)		(449)		(407)	[1]
Equity earnings of subsidiaries		1,193		1,787		1,716	[1]
Net profit		680		1,338		1,309	[1]
Attributable to:
Shareholders' equity		680		1,338		1,309	[1]
Other comprehensive income		13		25		(156)	[1]
Total comprehensive income		693		1,363		1,153	[1]
Non-guarantor Subsidiaries [member]
Disclosure of income statement [Line Items]
Turnover		51,980	[3]	50,982	[4]	53,715	[1],[4]
Operating profit		7,559		10,656		7,962	[1]
Net finance income/(costs)		(18)		(52)		(38)	[1]
Pensions and similar obligations		(6)		(4)		(70)	[1]
Other income/(losses)		176		207		173	[1]
Premium paid on buyback of preference shares				382		(382)	[1]
Net monetary gain arising from hyperinflationary economies		32		122
Profit before taxation		7,743		11,311		7,645	[1]
Taxation		(2,094)		(2,373)		(1,505)	[1]
Net profit before subsidiaries		5,649		8,938		6,140	[1]
Equity earnings of subsidiaries		(7,026)		(20,326)		(10,298)	[1]
Net profit		(1,377)		(11,388)		(4,158)	[1]
Attributable to:
Non-controlling interests		401		419		433	[1]
Shareholders' equity		(1,778)		(11,807)		(4,591)	[1]
Other comprehensive income		535		(1,172)		503	[1]
Total comprehensive income		(842)		(12,560)		(3,655)	[1]
Unilever Group [member]
Disclosure of income statement [Line Items]
Turnover		51,980	[3]	50,982	[4]	53,715	[1],[4]
Operating profit		8,708		12,639		8,957	[1]
Net finance income/(costs)		(597)		(583)		(526)	[1]
Pensions and similar obligations		(30)		(25)		(96)	[1]
Other income/(losses)		176		207		173	[1]
Premium paid on buyback of preference shares						(382)	[1]
Net monetary gain arising from hyperinflationary economies		32		122
Profit before taxation		8,289		12,360		8,126	[1]
Taxation		(2,263)		(2,572)		(1,670)	[1]
Net profit before subsidiaries		6,026		9,788		6,456	[1]
Net profit		6,026		9,788		6,456	[1]
Attributable to:
Non-controlling interests		401		419		433	[1]
Shareholders' equity		5,625		9,369		6,023	[1]
Other comprehensive income		543		(1,171)		272	[1]
Total comprehensive income		6,569		8,617		6,728	[1]
Eliminations [member]
Disclosure of income statement [Line Items]
Equity earnings of subsidiaries		1,096		10,469		3,281	[1]
Net profit		1,096		10,469		3,281	[1]
Attributable to:
Shareholders' equity		1,096		10,469		3,281	[1]
Total comprehensive income		€ 1,096		€ 10,469		€ 3,281	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	The term 'Unilever parent entities' includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.
[3]	For the purpose of this table, amounts exclude revenue from Group companies.
[4]	For the purpose of these tables, amounts exclude revenue from Group companies.